Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	Copeland Trust
Central Index Key	dei_EntityCentralIndexKey	0001502745
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	clf
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2015
Prospectus Date	rr_ProspectusDate	Sep. 30, 2015
Copeland International Risk Managed Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Supplement [Text Block]	clf_SupplementTextBlock

Copeland International Risk Managed Dividend Growth Fund

Supplement dated September 30, 2015 to the International Prospectus and SAI dated March 31, 2015

Effective December 1, 2015, The Northern Trust Company, with its principal place of business at 50 South LaSalle Street, Chicago, Illinois 60603, will replace Fifth Third Bank as the custodian for the Fund. Northern Trust will also replace BNY Mellon (sub-custodian through Fifth Third Bank) as the Foreign Custody Manager for the Fund.

In addition, effective October 1, 2015, Copeland Capital Management (the Fund’s investment adviser) is implementing the following non-fundamental changes to the Fund. The Fund utilizes quantitative signals to determine the sectors in which to invest. The adviser is shifting from an approach that equal weights all positively rated sectors to an approach that weights each sector according to the relative market value of the available dividend growth stocks in each sector. Also, the adviser is shifting from 18 sector signals, of which 9 were developed market signals and 9 emerging market signals, to an approach that considers just 9 international sectors, where developed and emerging market stocks are considered collectively in one signal per sector. There will therefore be one sector signal utilized for each of the Health Care, Consumer Discretionary, Technology, Materials, Industrials, Energy, Utilities, Financials, and Consumer Staples sectors. As a result of these changes, the adviser has terminated the daily calculation and use of the Copeland International Risk Managed Dividend Growth Index, which was calculated based on the prior methodology.

All disclosures inconsistent with the foregoing changes are hereby deleted from the Prospectus and the Statement of Additional Information.

This Supplement, the Prospectus and Statement of Additional Information provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All these documents are available upon request and without charge by calling Shareholder Services at 1-888-9-COPELAND or on the website at www.copelandfunds.com.

Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and income while preserving capital in declining markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page 11 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” on page 53 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2014, the Fund’s portfolio turnover rate was 211% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income while preserving capital in declining markets by purchasing equities of companies with a proven track record of dividend growth within sectors forecasted to appreciate by the adviser’s quantitative model. The Fund tracks the performance of the Copeland International Risk Managed Dividend Growth Index (“IDVG”), a publicly-available index published by The NASDAQ OMX Group, Inc. IDVG and the Fund are composed of common stocks, American Depositary Receipts (“ADRs”), investments issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign company, stocks and real estate investment trusts (“REITs”) of companies or entities that have a track record of consistent dividend growth with non-U.S. headquarters, trade on non-U.S. exchanges, or that derive the majority of their revenue from non-U.S. sources and cash equivalents. As an international fund, the Fund invests, under normal market conditions, in at least three different foreign countries, and at least 40% of its assets outside of the U.S. The Fund may seek to reduce currency fluctuations by hedging its foreign currency exposure.

Under normal market conditions, the Fund invests at least 80% of its assets in securities that have increased their dividend for a minimum of three consecutive years. To manage risk, the adviser utilizes a quantitative model to determine when abnormal market conditions exist, which may lead to the investment of up to 100% of the portfolio in cash and cash equivalents for temporary defensive purposes. Specifically, the adviser utilizes quantitative signals that forecast which sectors of the market are likely to appreciate or depreciate in value. By avoiding negative sectors and increasing the Fund’s allocation to positive sectors and/or cash and cash equivalents, the adviser attempts to limit losses. The Fund further manages risk through its diversification strategy of allocating generally no more than 5% to a single equity security, measured at time of purchase. The Fund, in general, invests in companies with a market capitalization of at least $2 billion upon purchase, but is not restricted to any market capitalization range.

The adviser sells securities when they no longer meet its fundamental dividend growth criteria or quantitative sector selection criteria. The adviser may engage in active and frequent trading to meet the Fund’s investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets in securities that have increased their dividend for a minimum of five consecutive years.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Foreign Investing Risk: Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments. Currency hedging transactions may not perfectly offset the Fund’s foreign currency exposure and entail additional trading commissions and fees.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk: The adviser’s dependence on its dividend growth and sector rotation strategies and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• REIT Risk: A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

• Return Tracking Risk: The Fund will not be able to replicate exactly the performance of the IDVG Index due to, for example, inflows and outflows in the Fund and also because the returns generated by the Fund’s securities will be reduced by transaction costs. In addition, the Fund will incur expenses, such as management fees and trading costs, not incurred by the IDVG Index. The adviser’s judgments about the return tracking characteristics of securities may prove incorrect, may not produce the desired results and may lead to losses. The Fund’s portfolio, at times, may not exactly replicate the securities in the IDVG Index due to factors which include, but are not limited to, the timing of investments, the amount of assets in a client’s account or inflows/outflows, may produce investment returns that do not track those of the IDVG Index and may produce lesser returns for extended periods of time.

• Small and Medium Capitalization Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder and reduces after-tax returns if Fund shares are held in a taxable account.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows 2013 and 2014 performance of the Fund’s Class A shares. Returns for Class C shares and Class I shares, which are not presented in the bar chart, will vary from the return for the Class A shares. The performance table compares the performance of the Fund’s Class A, Class C and Class I shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance reflects expense reimbursements in effect. If expense reimbursements were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by calling 1-888-9-COPELAND (1-888-926-7352).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-9-COPELAND (1-888-926-7352)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance reflects expense reimbursements in effect.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return For Year Ended December 31 Returns do not reflect sales charges, and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3rd Quarter 2013	7.20%
Worst Quarter:	3rd Quarter 2014	(6.69)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.69%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund’s returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns above are shown for Class A shares of the Fund; after-tax returns for the Fund’s Class C and Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns above are shown for Class A shares of the Fund; after-tax returns for the Fund’s Class C and Class I shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Copeland International Risk Managed Dividend Growth Fund | MSCI All-Country World ex U.S. (net) Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.87%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%	[1]
Copeland International Risk Managed Dividend Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDVGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	729
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,044
Annual Return 2013	rr_AnnualReturn2013	11.98%
Annual Return 2014	rr_AnnualReturn2014	(1.15%)
Label	rr_AverageAnnualReturnLabel	Return before taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	(6.86%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012	[4]
Copeland International Risk Managed Dividend Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Copeland International Risk Managed Dividend Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Copeland International Risk Managed Dividend Growth Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDVCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,351
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
Copeland International Risk Managed Dividend Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,467
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012

[1]	The MSCI All Country World ex U.S. (net) Index is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States and is net of any withholding taxes. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund's adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2016, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.60%, 2.35%, or 1.45% of the daily average net asset value of Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.
[4]	Performance reflects the deduction of the maximum sales charge of 5.75%.
[5]	The Fund commenced operations on December 17, 2012 in all three share classes.